Warrants - Series A-3 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		24,333,365		522,009
Warrant liabilities		$ 3,730		$ 11,500
Warrants and Rights Subject to Mandatory Redemption | Series A-3 redeemable convertible preferred stock ("Series A-3")
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)			238,189		238,189
Exercise price of warrants					$ 0.04
Exercise of warrants	$ 3,000
Warrant liabilities	$ 2,900				$ 700